RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Schedule of relationships

Name	Relationship with the Group

Bluemount Group Limited	Shareholder of the Company
Echo International Holdings Group Limited	Shareholder of the Company
Lissington Limited	Shareholder of the Company since May 14, 2024
ECGO International Limited	Substantial shareholder of Echo International Holdings Group Limited (“Echo International”) until October 18, 2023
Yuk Cuisine Limited	Common director (Ms. Chan Wan Shan Sandra) and a wholly-owned subsidiary of Echo International
Yuk Cuisine (Hong Kong) Limited	Common director (Ms. Chan Wan Shan Sandra) and a wholly-owned subsidiary of Echo International
Echo Asia (Hong Kong) Limited	Common director (Ms. Chan Wan Shan Sandra) and a wholly-owned subsidiary of Echo International
Bluemount Credit Limited	Common directors (Ms. Chan Wan Shan Sandra and Mr. Pan Jiye) until March 31, 2024 and a wholly-owned subsidiary of Lissington Limited
Bluemount Financial Holdings Limited	Common directors (Ms. Chan Wan Shan Sandra and Mr. Pan Jiye)
Bluemount Investment Fund SPC	Common director (Ms. Chan Wan Shan Sandra)
Global New Normal Anti-Inflation Limited Partnership Fund SPC	Investment manager of the fund until March 1, 2024
Ms. Chan Wan Shan Sandra	Director of the Company
Mr. Pan Jiye	Director of the Company

Schedule of amount due to director

	As of March 31,
	2024	2025
	HK$’000	HK$’000

Amount due to a director
Chan Wan Shan Sandra	3,168	3,407

Schedule of transactions with related parties

		For the year ended March 31,
		2023	2024	2025
Name of related parties	Transaction nature	HK$’000	HK$’000	HK$’000

Echo International Holdings Group Limited	Interest expense on dividend payables	348	348	-
Echo International Holdings Group Limited	Placing commission income	505	-	-
Bluemount Investment Fund SPC[1] - Cyber Investment Fund SP	Asset management fee	55	7	12
Bluemount Investment Fund SPC[1] - Bluemount Investment Fund SP	Asset management fee	623	429	245
Bluemount Investment Fund SPC[1] - Sunrise Global Strategies Fund SP	Asset management fee	25	-	-
Bluemount Investment Fund SPC[1] - Global Strategy Fund SP	Asset management fee	-	-	3,979
Global New Normal Anti-Inflation Limited Partnership Fund SPC[2]	Asset management fee	-	330	-
Echo Asia (Hong Kong) Limited	Purchases of timepieces	-	-	4,507

[1] Bluemount Asset Management Limited (“BAML”) was appointed by Bluemount Investment Fund SPC (the “Fund”) as the investment manager (“Manager”) to manage 4 Segregated Portfolios of the Fund. Included but not limited to making investment decisions, implementing investment strategies, and ensuring compliance with applicable regulations and guidelines.

[2] BAML was appointed by this fund as the Manager of Global New Normal Anti-Inflation Limited Partnership Fund SPC to manage the Segregated Portfolio of this fund. Included but not limited to making investment decisions, implementing investment strategies, and ensuring compliance with applicable regulations and guidelines.

Schedule of balances with related parties

		As of March 31,
		2024	2025
Name of related parties	Balance nature	HK$’000	HK$’000

Bluemount Investment Fund SP	Trade receivables	2,105	109
Cyber Investment Fund SP	Trade receivables	6,237	12
Global Strategy Fund SP	Trade receivables	-	3,979
Echo International Holdings Group Limited	Dividend payables	6,444	-
Bluemount Group Limited	Other receivables	26	26
Bluemount Investment Fund SPC	Other receivables	133	133
Bluemount Financial Holdings Limited	Other receivables	1	1
ECGO International Limited*	Loan	*	*
Yuk Cuisine Limited	Other payables	1,066	1,506
Yuk Cuisine (Hong Kong) Limited	Other payables	250	250

Schedule of interests in subsidiaries

Name of subsidiary	Place of Incorporation / operations	Issued and fully paid share capital	Proportion of voting power held by the Company		Principal activities
			2024	2025
Directly:
Bluemount Financial Group Limited	Hong Kong	Ordinary HK$23,010,300	100%	100%	Investment holding
Indirectly:
Bluemount Securities Limited	Hong Kong	Ordinary HK$18,000,000	100%	100%	Financial and brokerage services
Bluemount Asset Management Limited	Hong Kong	Ordinary HK$5,000,000	100%	100%	Wealth and asset management services
Bluemount Capital Limited	Hong Kong	Ordinary HK$10,000	100%	100%	Advisory services
Bluemount Commodities Limited	Hong Kong	Ordinary HK$100	100%	100%	Trading of timepieces and advisory services